Formation and Basis of Presentation - Additional Information (Details)				6 Months Ended		12 Months Ended
	May 10, 2018 USD ($) $ / shares shares	Nov. 21, 2017 USD ($) shares	Feb. 06, 2013 USD ($)	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 29, 2016 USD ($)	Apr. 15, 2015	Feb. 03, 2013 USD ($)
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Common stock par value | $ / shares	$ 0.01
Percentage of voting interest acquired	63.00%	63.00%
Senior notes, maturity date				Feb. 28, 2019		Feb. 28, 2019
Reclassification from accounts payable to accrued liabilities						$ 73,500,000
Reclassification from other current assets to prepaid assets						$ 7,300,000
Number of reportable segment | Segment				1
Private equity capital commitment receivable				$ 600,000,000
Proceeds from contributions from affiliates for acquisition and other asset purchases				$ 0	$ 0
Interest rate, stated percentage								$ 500,000
9.75% Senior Notes – due July 2022
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Debt instrument interest rate				9.75%		9.75%
Senior notes, maturity date				Jul. 05, 2022		Jul. 05, 2022
Senior Notes
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Debt instrument interest rate									11.00%
Senior Notes | 9.75% Senior Notes
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Proceeds from issuance of senior notes		$ 102,000,000
Debt instrument interest rate		9.75%		9.75%
Shares issued on exchange agreement | shares		2,874,049
Senior Notes | 9.75% Senior Notes – due July 2022
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Debt instrument interest rate				9.75%		9.75%	9.75%
Senior notes, maturity date				Jul. 31, 2022		Jul. 05, 2022	Jul. 05, 2022
Senior notes, principal amount						$ 102,000,000
Senior Notes | 7.50% Senior Secured Notes due 2022
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Debt instrument interest rate		7.50%
Proceeds from Issuance of senior secured notes in exchange of 11% senior secured notes		$ 137,400,000
Bridge Loans | 11.00% Bridge Loans
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Debt instrument interest rate		11.00%
Proceeds from issuance of bridge loans in exchange of 11% senior secured notes		$ 172,000,000
Stone Energy Corporation
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Closing date of merger agreement				May 10, 2018
Percentage of voting interest acquired	37.00%	37.00%
Total consideration and fair value	$ 731,964,000
Talos Production LLC
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Percentage of voting interest acquired	100.00%
Share issed on merger | shares	31,244,085
E R T Acquisition | Nine Point Seven Five Two Thousand Eighteen Senior Notes
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Senior notes, maturity date						Feb. 15, 2018
Proceeds from contributions from affiliates for acquisition and other asset purchases						$ 325,000,000
Senior notes, principal amount						300,000,000
Interest rate, stated percentage						9,750,000
Discount rate						$ 975,000
Private Equity Funds
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Private equity capital commitment receivable										$ 600,000,000
Helix Energy Solutions Group Inc | E R T Acquisition
Basis Of Presentation And Schedule Of Accounting Policy [Line Items]
Total consideration and fair value			$ 625,200,000
Purchase price and working capital adjustments			$ 15,200,000